PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-     PROPERTY AND EQUIPMENT, NET

	December 31,
	2018	2017
Cost:

Computer, peripheral equipment and software	$90,054	$84,670
Office furniture and equipment	11,121	10,416
Leasehold improvements	6,188	5,790

	107,363	100,876
Accumulated depreciation:

Computer, peripheral equipment and software	72,236	67,275
Office furniture and equipment	7,710	6,684
Leasehold improvements	3,740	3,275

	83,686	77,234

Property and equipment, net	$23,677	$23,642

Depreciation expenses for the years ended December 31, 2018, 2017 and 2016 were $8,834, $10,001 and $ 9,253, respectively.

In 2016, the Company commenced a project for a global roll-out of its Enterprise Resource Planning systems ("ERP"). The Company capitalizes costs incurred related to the system according to ASC 350-40 "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". As of December 31, 2018 and 2017, the Company capitalized $1,275 and $1,526, respectively, which is included in "Computer, peripheral equipment and software".